SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)									3 Months Ended		6 Months Ended		12 Months Ended		15 Months Ended
	Jun. 14, 2021 USD ($)	Oct. 31, 2018 USD ($)	Jun. 27, 2018 USD ($) shares	Feb. 28, 2018 USD ($)	Dec. 04, 2017 USD ($)	Apr. 29, 2015 shares	Dec. 10, 2014 shares	Nov. 12, 2014 shares	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2021 USD ($) shares	Nov. 30, 2020 USD ($) shares	May 31, 2021 USD ($) shares	May 31, 2020 USD ($) shares	Nov. 30, 2021 USD ($)	Aug. 24, 2021	Apr. 30, 2021 USD ($)	Jun. 27, 2019 USD ($)	Jun. 01, 2019 USD ($)	May 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value									$ 1,284,070		$ 1,284,070		$ 1,665,263	$ 2,925,568	$ 1,284,070
Accounts Receivable, Credit Loss Expense (Reversal)									129	$ 0	129	$ 5,992	15,798	108,392	129
Goodwill, Impairment Loss											25,185,003		0	25,185,003
Goodwill			$ 25,742,899						557,896		557,896		557,896	557,896	557,896			$ 25,742,899
Advertising Expense										311,707	788,538	443,739	1,237,326	836,000	341,872
Research and Development Expense										5,385	$ 10,508	$ 12,392	$ 37,122	$ 0	9,908
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares											75,430,955	88,474,321	129,623,809	88,130,526
Operating Lease, Right-of-Use Asset									2,321,164		$ 2,321,164		$ 2,250,009	$ 1,403,429	2,321,164				$ 3,891,437	$ 4,112,876
Operating Lease, Liability									$ 2,355,848		$ 2,355,848		2,266,419		$ 2,355,848				3,848,038	4,069,476
Equity Method Investment, Ownership Percentage								55.60%	50.00%		50.00%				50.00%
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions (in Shares) | shares							6,250,000
Stockholders' Equity Note, Stock Split, Conversion Ratio							0.625
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions				10.00%
Debt Instrument, Face Amount																	$ 6,229,672
Asset Impairment Charges		$ 2,498,706											2,498,706	0
Financing Receivable, after Allowance for Credit Loss, Current	$ 3,000,000	5,000,000											0
Proceeds from Collection of Notes Receivable											$ 1,696,328	$ 1,385,951	1,544,291	1,682,278
Restricted Cash and Cash Equivalents									$ 250,000		250,000		0		$ 250,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents									1,534,070	$ 2,805,516	$ 1,534,070	$ 2,805,516	$ 1,665,263	$ 2,925,568	1,534,070					$ 10,525,791
Warrant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares											6,625,868	54,835,145	53,997,645	54,835,145
Equity Unit Purchase Agreements [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares											3,041,290	7,676,974	7,676,974	7,676,974
Stock Payable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares											70,000	507,506	70,000	486,668
Convertible Debt Securities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares											65,693,797	25,454,696		25,131,739
Oasis LLCs [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount				$ 4,000,000
Kealii Okamalu LLC [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Equity Method Investment, Ownership Percentage																50.00%
Payments to Acquire Interest in Joint Venture											$ 100,000
Kealii Okamalu LLC [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Payments to Acquire Interest in Joint Venture											3,000,000
Shares of CLS Holdings USA, Inc. [Member] | CLS Labs, Inc. [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions (in Shares) | shares								10,000,000
Investor [Member] | Kealii Okamalu LLC [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Payments to Acquire Interest in Joint Venture											0
Accounting Standards Update 2016-02 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Operating Lease, Right-of-Use Asset																			2,703,821
Operating Lease, Liability																			$ 2,675,310
Principal [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Asset Impairment Charges		2,497,884
Accrued Interest [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Asset Impairment Charges		822
Reverse Merger with CLS Labs [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares						15,000,000
Oasis Acquisition [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Payments to Acquire Businesses, Gross				$ 6,200,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions				10.00%
Liabilities Assumed				$ 204,457
Oasis Acquisition [Member] | Oasis LLCs [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			90.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares			22,058,823
Oasis Acquisition [Member] | Oasis LLCs [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 5,995,543
Debt Instrument, Face Amount			$ 4,000,000
Oasis Acquisition [Member] | Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Payments to Acquire Businesses, Gross					$ 250,000
Oasis Acquisition [Member] | Additional Payments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Payments to Acquire Businesses, Gross					$ 1,800,000
In Good Health [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Payments to Acquire Businesses, Gross		35,000,000
Business Combination, Consideration Transferred		47,500,000
Business Combination, Consideration Transferred, Liabilities Incurred		7,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		5,000,000
Business Combination, Contingent Consideration, Liability		$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Interest Rate, Default		15.00%												15.00%
Asset Impairment Charges													$ 2,498,706
Financing Receivable, after Allowance for Credit Loss, Current									$ 1,333,333		1,333,333		0		$ 1,333,333
Proceeds from Collection of Notes Receivable											1,696,328		$ 1,696,765	$ 1,425,000
In Good Health [Member] | Principal [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Proceeds from Collection of Notes Receivable											1,666,668
In Good Health [Member] | Accrued Interest [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Proceeds from Collection of Notes Receivable											$ 29,660
In Good Health [Member] | Due and Payable on or Before June 21, 2021 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
In Good Health [Member] | Due and Payable on or Before July 12, 2021 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
In Good Health [Member] | Due and Payable in 12 Monthly Installments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Proceeds from Collection of Notes Receivable	$ 2,000,000